Goodwill and Intangible Assets, Net - Summary of Company's Intangible Assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Intangible assets
Gross carrying amount	¥ 159,096,226	¥ 20,096,226
Accumulated amortization/deduction	(15,368,262)	(2,973,648)
Impairment	(8,128,194)
Net carrying amount	135,599,770	17,122,578
Non-compete arrangements
Intangible assets
Gross carrying amount	56,000,000
Accumulated amortization/deduction	(3,888,889)
Net carrying amount	¥ 52,111,111
Weighted average amortization period	6 years
Order backlogs
Intangible assets
Gross carrying amount	¥ 4,000,000
Accumulated amortization/deduction	(1,190,476)
Net carrying amount	¥ 2,809,524
Weighted average amortization period	1 year 4 months 24 days
Education assessment caseware
Intangible assets
Gross carrying amount	¥ 9,251,887	9,251,887
Accumulated amortization/deduction	(4,281,085)	(2,430,708)
Net carrying amount	¥ 4,970,802	¥ 6,821,179
Weighted average amortization period	5 years	5 years
Software platform of Project Shuang Chuang
Intangible assets
Gross carrying amount	¥ 10,844,339	¥ 10,844,339
Accumulated amortization/deduction	(2,716,145)	(542,940)
Impairment	¥ (8,128,194)
Net carrying amount		¥ 10,301,399
Weighted average amortization period	5 years	5 years
Trademarks
Intangible assets
Gross carrying amount	¥ 79,000,000
Accumulated amortization/deduction	(3,291,667)
Net carrying amount	¥ 75,708,333
Weighted average amortization period	10 years